UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 166.2%
Long-Term Municipal Bonds - 164.5%
California - 150.4%
Assn Bay Area Govt CA Non-prof (Bijou Woods Apts)
Series 01A
5.30%, 12/01/31	$2,735	$2,738,255
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	1,850	1,871,811
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	755	649,096
Bellflower CA Redev Agy MFHR (Bellflower Terrace Apts)
Series 02A
5.50%, 6/01/35	3,000	3,044,400
California Dept Wtr Res Pwr
Series 02A
5.375%, 5/01/22 (Pre-refunded/ETM)	4,000	4,195,400
Series 2010L
5.00%, 5/01/22	3,430	3,900,322
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	1,465	1,697,803
California Ed Fac Auth (California Lutheran Univ)
Series 04C
5.00%, 10/01/24	1,125	1,113,176
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	260	270,969
California GO
5.25%, 4/01/30 (Pre-refunded/ETM)	8,825	9,125,315
5.25%, 4/01/30	175	176,176
5.30%, 4/01/29 (Pre-refunded/ETM)	1,000	1,127,860
Series 03
5.25%, 2/01/24	1,500	1,558,950
California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,770	2,788,476
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/22	1,695	1,735,748
California Hlth Fac Fin Auth (Sutter Health)
Series 00A
6.25%, 8/15/35	5,000	5,007,350
California Infra & Eco Dev Bk (YMCA of Metro Los Angeles)
AMBAC Series 01
5.25%, 2/01/32	6,295	6,072,975
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/30	$3,500	$3,415,230
California Statewide CDA (Bentley School)
Zero Coupon, 7/01/50 (a)	7,810	213,525
7.00%, 7/01/40 (a)	2,625	2,194,762
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	4,018,720
Coast CA CCD GO
AGM Series 06B
5.00%, 8/01/23-8/01/24 (b)	6,000	6,312,326
Cucamonga CA SD COP
Series 02
5.125%, 6/01/23	820	839,319
Fontana CA CFD #22 (Fontana CA CFD #22 Sierra Hills South)
Series 04
5.85%, 9/01/25	2,000	1,999,880
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	2,050	2,076,055
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	1,000	1,091,810
Grossmont-Cuyamaca CCD CA GO
AGC
5.00%, 8/01/22-8/01/23 (b)	6,000	6,563,626
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,106,110
La Quinta CA Fin Auth (La Quinta CA Local Agy Pool)
AMBAC Series 04A
5.25%, 9/01/24	3,000	2,947,020
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,565	1,425,981
Los Angeles CA CCD GO
Series F-1
5.00%, 8/01/28	4,200	4,378,542
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/18	1,000	981,850
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Grand Ctrl)
AMBAC Series 02
5.375%, 12/01/26	6,635	6,636,460
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	1,700	1,797,699
Series A
5.00%, 5/15/27	1,440	1,518,394
Los Angeles CA Dept W&P Pwr

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2001A
5.125%, 7/01/41	$7,750	$7,750,465
Los Angeles CA Harbor Dept
5.00%, 8/01/26	5,550	5,969,802
Los Angeles CA USD GO
NPFGC Series 02E
5.125%, 1/01/27 (Pre-refunded/ETM)	10,000	10,448,100
Los Angeles CA Wstwtr Sys
5.00%, 6/01/26	8,000	8,528,320
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)
5.00%, 7/01/25	6,700	7,306,819
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	420	412,360
6.00%, 3/01/36	325	315,637
Palo Alto CA Univ Ave AD
Series 02A
5.875%, 9/02/30	8,020	7,960,492
Pomona CA COP
AMBAC Series 03
5.50%, 6/01/34	1,490	1,428,240
Port of Oakland CA
NPFGC-RE Series 2002L
5.375%, 11/01/27	4,445	4,447,534
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	555	587,801
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	530	513,166
6.00%, 9/01/30	370	345,325
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	455	480,526
Salinas Vly CA Solid Wst
AMBAC Series 02
5.25%, 8/01/31	3,930	3,562,034
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
Series 2010A
5.10%, 9/01/29	2,360	2,313,484
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	2,000	2,079,720
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,140	3,366,017
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
NPFGC Series 02-28A
5.125%, 5/01/32	2,500	2,396,575
NPFGC-RE Series 03
5.125%, 5/01/19	1,000	1,032,700
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series 97
5.25%, 1/15/30	5,000	3,893,700

	Principal Amount (000)	U.S. $ Value
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2010 PJ-1
5.00%, 7/01/27	$2,525	$2,692,609
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,302,937
AMBAC Series 05B
5.00%, 6/01/24	665	673,166

		177,398,920

Nevada - 1.8%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/18	2,055	2,151,174

Ohio - 3.8%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	427,275
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31 (Pre-refunded/ETM)	3,800	4,012,534

		4,439,809

Puerto Rico - 8.5%
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,390
Series 04A
5.25%, 7/01/19	900	924,363
Series 06A
5.25%, 7/01/22	500	507,100
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	538,390
Puerto Rico Hwy & Trnsp Auth
Series 02D
5.375%, 7/01/36 (Pre-refunded/ETM)	6,450	6,747,603
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series N
5.50%, 7/01/22	700	720,573

		9,974,419

Total Long-Term Municipal Bonds (cost $193,239,784)		193,964,322

Short-Term Municipal Notes - 1.7%
California - 1.7%
California Statewide CDA (John Muir Health)
0.08%, 8/15/36 (c) (cost $2,000,000)	2,000	2,000,000

Company	Shares	U.S. $ Value
Total Municipal Obligations (cost $195,239,784)		$195,964,322

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.06% (d)
(cost $746,699)	746,699	746,699

Total Investments - 166.8%
(cost $195,986,483) (e)		196,711,021
Other assets less liabilities - (5.3)%		(6,243,008)
Preferred Shares at liquidation value - (61.5)%		(72,550,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$117,918,013

INTEREST RATE SWAP TRANSACTIONS
			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$13,500	12/15/11	1.828%	SIFMA	*	$(115,028)
Merrill Lynch	2,300	10/21/16	SIFMA *	4.129%		325,062
Merrill Lynch	3,000	8/9/26	4.063%	SIFMA	*	(502,826)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of July 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,127,498 and gross unrealized depreciation of investments was $(3,402,960), resulting in net unrealized appreciation of $724,538.
(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2011, the Fund held 80.3% of net assets in insured bonds (of this amount 16.4% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds). 23.3% of the Fund’s insured bonds were insured by AMBAC.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Alliance California Municipal Income Fund

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$193,964,322	$—	$193,964,322
Short-Term Municipal Notes	—	2,000,000	—	2,000,000
Short-Term Investments	746,699	—	—	746,699

Total Investments in Securities	746,699	195,964,322	—	196,711,021
Other Financial Instruments* :
Assets:
Interest Rate Swap Contracts	—	—	325,062	325,062
Liabilities:
Interest Rate Swap Contracts	—	—	(617,854)	(617,854)

Total	$746,699	$195,964,322	$(292,792)	$196,418,229

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Interest Rate Swap Contracts	Total
Balance as of 10/31/10	$—	$—
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers in to Level 3	(292,792)	(292,792)
Transfers out of Level 3	—	—

Balance as of 7/31/11	$(292,792)	$(292,792)

Net change in unrealized appreciation/depreciation from Investments held as of 7/31/11	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2011